GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]

	Cultivations and processing license *)	Customer relationships	Brand	Goodwill	Other	Total

Cost:

Balance at January 1, 2021	$1,060	$58	$63	$304	$68	$1,553
Initial consolidation	8,950	10,337	11,300	119,892	128	150,607
Foreign currency translation adjustments	(49)	279	-	1,382	6	1,618

Balance at December 31, 2021	9,961	10,674	11,363	121,578	202	153,778
PPA adjustments during measurement period	-	5,715	-	(2,774)	-	2,941
Disposals	(1,581)	-	-	-	-	(1,581)
Deconsolidation of Trichome	(5,856)	(2,932)	(9,799)	-	(131)	(18,718)
Foreign currency translation adjustments	-	(381)	-	(904)	(48)	(1,333)

Balance at December 31, 2022	2,524	13,076	1,564	117,900	23	135,087

Accumulated amortization:

Balance at January 1, 2021	156	-	-	-	1	157
Amortization recognized in the year	618	469	8	-	63	1,158
Impairment	-	-	-	275	-	(275)

Balance at December 31, 2021	774	469	8	275	64	590
Amortization recognized in the year	767	1,503	7	-	66	2,343
Impairment	1,215	4,461	1,501	107,854	4	115,035
Deconsolidation of Trichome	(1,083)	(365)	-	-	(114)	(1,562)

Balance at December 31, 2022	1,673	6,068	1,516	108,129	20	117,406

Amortized cost at December 31, 2022	851	7,008	48	9,771	3	17,681

Amortized cost at December 31, 2021	$9,187	$10,205	$11,355	$121,303	$138	$152,188

*)	The licenses consist of GMP and GDP licenses.